UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $103,735 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     2876    40223 SH       SOLE                        0    40223        0
AMAZON COM INC                 COM              023135106     1593     9202 SH       SOLE                        0     9202        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2383    55063 SH       SOLE                        0    55063        0
APPLE INC                      COM              037833100    10728    26488 SH       SOLE                        0    26488        0
AT&T INC                       COM              00206R102      205     6775 SH       SOLE                        0     6775        0
BAIDU INC                      SPON ADR REP A   056752108     1738    14926 SH       SOLE                        0    14926        0
BJS RESTAURANTS INC            COM              09180C106     4216    93030 SH       SOLE                        0    93030        0
BRISTOL MYERS SQUIBB CO        COM              110122108      256     7270 SH       SOLE                        0     7270        0
BROADCOM CORP                  CL A             111320107     2870    97749 SH       SOLE                        0    97749        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3363   118305 SH       SOLE                        0   118305        0
CELGENE CORP                   COM              151020104     3561    52674 SH       SOLE                        0    52674        0
CISCO SYS INC                  COM              17275R102     1308    72321 SH       SOLE                        0    72321        0
CLEAN ENERGY FUELS CORP        COM              184499101     1451   116465 SH       SOLE                        0   116465        0
COACH INC                      COM              189754104     4054    66413 SH       SOLE                        0    66413        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5876    91364 SH       SOLE                        0    91364        0
CREE INC                       COM              225447101      745    33802 SH       SOLE                        0    33802        0
FIRST SOLAR INC                COM              336433107      511    15131 SH       SOLE                        0    15131        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2222    60395 SH       SOLE                        0    60395        0
GILEAD SCIENCES INC            COM              375558103     2714    66316 SH       SOLE                        0    66316        0
GOOGLE INC                     CL A             38259P508     4181     6473 SH       SOLE                        0     6473        0
HOME DEPOT INC                 COM              437076102      213     5065 SH       SOLE                        0     5065        0
ILLUMINA INC                   COM              452327109     2796    91744 SH       SOLE                        0    91744        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     8390    18121 SH       SOLE                        0    18121        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      244     2870 SH       SOLE                        0     2870        0
LULULEMON ATHLETICA INC        COM              550021109     5954   127609 SH       SOLE                        0   127609        0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107     1818   102950 SH       SOLE                        0   102950        0
MIPS TECHNOLOGIES INC          COM              604567107      517   115820 SH       SOLE                        0   115820        0
NETAPP INC                     COM              64110D104     3480    95958 SH       SOLE                        0    95958        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2188    90994 SH       SOLE                        0    90994        0
NILE THERAPEUTICS              COMMON           654145101       26    47500 SH       SOLE                        0    47500        0
NORFOLK SOUTHERN CORP          COM              655844108      204     2805 SH       SOLE                        0     2805        0
POWER INTEGRATIONS INC         COM              739276103     1937    58406 SH       SOLE                        0    58406        0
QUALCOMM INC                   COM              747525103     3451    63084 SH       SOLE                        0    63084        0
SOUTHWESTERN ENERGY CO         COM              845467109     1299    40662 SH       SOLE                        0    40662        0
STARBUCKS CORP                 COM              855244109     2596    56429 SH       SOLE                        0    56429        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2228    47155 SH       SOLE                        0    47155        0
VERA BRADLEY INC               COM              92335C106     1557    48266 SH       SOLE                        0    48266        0
VMWARE INC                     CL A COM         928563402     5383    64711 SH       SOLE                        0    64711        0
ZUMIEZ INC                     COM              989817101     2603    93753 SH       SOLE                        0    93753        0